Other Income and Other Expenses - Details of Other Expenses (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Analysis of income and expense [abstract]
Foreign currency loss	₩ 1,189,193	₩ 1,420,502	₩ 1,177,634
Other bad debt expenses	1,798
Loss on disposal of property, plant and equipment	20,030	7,466	4,037
Impairment loss on property, plant and equipment		1,610	3,027
Loss on disposal of intangible assets	30	75	29
Impairment loss on intangible assets	1,809	138	239
Donations	17,152	22,221	14,114
Expenses related to legal proceedings or claims and others	443	15,819	127,702
Other expenses	₩ 1,230,455	₩ 1,467,831	₩ 1,326,782